Condensed Financial Information of Registrant - Condensed Statements of Operations and Comprehensive (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
NET INCOME (LOSS)	$ (36,530)		$ 16,285	$ (3,452)	$ (41,632)	$ 666	$ (47,492)	$ 34,250
Foreign currency translation adjustment	(31)		(3,059)	7,009	(1,164)	(1,594)	2,484	(341)
COMPREHENSIVE INCOME (LOSS)	(36,561)		13,226	3,557	(42,796)	(928)	(45,008)	33,909
NET INCOME (LOSS)	$ (36,530)		$ 16,285	$ (3,452)	$ (41,632)	$ 666	$ (47,492)	$ 34,250
Basic and diluted net (loss) per share							$ (0.37)
Weighted average number of shares outstanding—basic and diluted							130,000,000
Parent [Member]
Equity in net (loss) of subsidiaries		$ 0					$ (47,492)
NET INCOME (LOSS)		0					(47,492)
Foreign currency translation adjustment		0					2,484
COMPREHENSIVE INCOME (LOSS)		0					(45,008)
NET INCOME (LOSS)		$ 0					$ (47,492)
Basic and diluted net (loss) per share		$ 0					$ (0.37)
Weighted average number of shares outstanding—basic and diluted		130,000,000					130,000,000